Restricted Stock Plan (Tables)	12 Months Ended
Dec. 31, 2015
Stock Option And Restricted Stock Plans Abstract [Abstract]
Schedule of Nonvested Restricted Stock Units Activity
A summary of the status of the Company’s nonvested restricted shares as of December 31, 2015, and changes during the year then ended, is presented below:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value

Nonvested, beginning of year	160,000	$8.44
Granted	15,000	8.17
Vested	(20,000)	8.40
Forfeited	(15,000)	9.09
Nonvested, end of year	140,000	$8.39